Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 520,457	$ 556,994
Accumulated Amortization	(390,775)	(404,750)
Net Book Value	129,682	152,244
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	387,146	406,578
Accumulated Amortization	(276,273)	(279,037)
Net Book Value	110,873	127,541
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,696	16,220
Accumulated Amortization	(8,681)	(8,503)
Net Book Value	8,015	7,717
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,261	26,055
Accumulated Amortization	(13,750)	(22,241)
Net Book Value	2,511	3,814
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	93,288	100,731
Accumulated Amortization	(85,005)	(87,559)
Net Book Value	8,283	13,172
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,410
Accumulated Amortization	(7,066)	(7,410)
Net Book Value